Basic of Presentation and Summary of Significant Accounting Policies - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	175,528,225		175,437,783	191,139,933	186,466,181
Shares excluded since their inclusion would be anti-dilutive	321,086,776	297,188,387	325,849,346	293,772,949
Net loss	$ (82,553,000)	$ (17,471,000)	$ (156,124,000)	$ (59,414,000)
Star Peak Energy Transition Corp [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding			24,275,528
Investment Income, Net	35,469		$ 136,707
Net loss	$ (156,346,958)	(1,100)	$ (112,633,298)	$ (10,406)
Star Peak Energy Transition Corp [Member] | Class A common stock
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	8,640,832		24,275,528
Taxes available to be withdrawn from the Trust Account			$ 137,000
Star Peak Energy Transition Corp [Member] | Common Class B
Class of Stock [Line Items]
Net loss	$ 156,300,000	$ 0	$ 112,600,000
Star Peak Energy Transition Corp [Member] | Class A shares
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	8,640,832		24,275,528
Investment Income, Net	$ 35,000		$ 137,000
Taxes available to be withdrawn from the Trust Account	35,000
Net loss	$ 0
Star Peak Energy Transition Corp [Member] | Class A shares
Class of Stock [Line Items]
Shares excluded since their inclusion would be anti-dilutive	19,967,302		19,967,302
Star Peak Energy Transition Corp [Member] | Founder Shares | Sponsor
Class of Stock [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000